Stockholders' Equity (Details 1) - shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of PSUs outstanding
Granted	30,000	152,698	26,460
PSUs [Member]
Number of PSUs outstanding
Beginning balance	120,000
Granted		140,000
Forfeited		(20,000)
Ending balance	120,000	120,000